Alston&Bird llp
One Atlantic Center
1201 West Peachtree Street
Atlanta, Georgia 30309-3424

404-881-7000
Fax: 404-881-7777
www.alston.com

R. David Patton	Direct Dial: (404) 881-7951	E-mail: dave.patton@alston.com
January 16, 2007
Mr. Michael Pressman
Special Counsel
Office of Mergers and Acquisitions
United States Securities and Exchange Commission
One Station Place
100 F Street, N.E.
Washington, D.C. 20002

Re:	VMS National Properties Joint Venture
Schedule 13E-3 filed December 6, 2006
File No. 5-56419

Form S-4/A filed December 6, 2006
File No. 333-136801
Dear Mr. Pressman:
     In connection with the review by the Securities and Exchange Commission of the above-referenced filings of VMS National Properties Joint Venture (the “Partnership”) set forth below are responses to the Staff’s comments, all of which comments are contained in the letter from you to me dated December 14, 2006. Capitalized terms used in the responses set forth below that are not defined herein have the meanings given to such terms in the Form S-4.
General
1.	In your letter to shareholders, your summary section and elsewhere in the document as appropriate, please disclose that the completion of the unaffiliated sales is a condition to completion of the Affiliated Contribution.

Response: We note the Staff’s comment and have revised disclosure in the letter to limited partners, “SUMMARY” on page 1, and “THE TRANSACTIONS” on page 57 to clarify that completion of the Unaffiliated Sales is a condition to completion of the Affiliated Contribution.

Bank of America Plaza 101 South Tryon Street, Suite 4000 Charlotte, NC 28280-4000 704-444-1000 Fax: 704-444-1111	90 Park Avenue New York, NY 10016 212-210-9400 Fax: 212-210-9444	3201 Beechleaf Court, Suite 600 Raleigh, NC 27604-1062 919-862-2200 Fax: 919-862-2260	The Atlantic Building 950 F Street, NW Washington, DC 20004-1404 202-756-3300 Fax: 202-756-3333

Mr. Michael Pressman
January 16, 2007

Expected Benefits of the Transaction
2.	We reissue prior comment 6. Item 1013 of Regulation M-A requires you to discuss the benefits and detriments of the Rule 13e-3 transaction to the company, its affiliates and the unaffiliated security holders, and to quantify the benefits and detriments to the extent practicable. Please revise this section and your “expected detriments” section to address the benefits and detriments to all applicable parties. Also, quantify any expected benefits and detriments to the extent practicable. It is not clear to the staff, for instance, what the benefits and detriments of the transaction are to AIMCO. It is also unclear why, as your disclosure currently implies, the benefits and detriments to AIMCO would be the same as those to other affiliates such as Maeril.

Response: We note the Staff’s comment and have revised disclosure in the proxy statement-prospectus beginning on page 17 to independently specify the benefits and detriments to each applicable party.
Fairness of the Transactions
3.	We note your response to prior comment 8. Please revise your disclosure so that you clarify how each factor you discuss supports fairness to each separate transaction. In addition, please explain why your discussion of the Item 1014 factors is limited to the Affiliated Contribution.

Response: We note the Staff’s comment and have revised disclosure in “FAIRNESS OF THE TRANSACTIONS” beginning on page 24 to clarify how each factor supports fairness to the Unaffiliated Sales and the Affiliated Contribution individually, as well as the factors which support the fairness of the Transactions, taken as a whole, and to provide an explanation regarding the discussion of the Item 1014 factors.

4.	We note your response to prior comment 9. Please expand your disclosure to explain why the VMS Related Parties are of the opinion that the appraisals are a reasonable approximation of going concern and liquidation value. In addition, please explain why “accumulated depreciation with respect to the Affiliated Contribution Properties results in an understated valuation on a net book value basis,” providing quantification if practicable.

Response: We note the Staff’s comment and have revised disclosure in “FAIRNESS OF THE TRANSACTIONS—The Transactions” on page 26 in response.

Mr. Michael Pressman
January 16, 2007

5.	We reissue prior comment 10. Item 1014(b) of Regulation M-A requires the discussion in reasonable detail of the material factors upon which the determination of fairness was made and the disclosure of the weight assigned to each such factor. For instance, please explain why the receipt of $56,739,412 either supports or does not support the fairness of the going private transaction.

Response: We note the Staff’s comment and have revised disclosure in “FAIRNESS OF THE TRANSACTIONS” beginning on page 24 in response and to clarify how the compensation received for the Affiliated Sales supports the fairness of the Unaffiliated Sales as well as the fairness of the Affiliated Contribution.

6.	We note your response to prior comment 11. If one party relied on the analysis of another, such as the financial advisor or appraiser, to fulfill its Item 1014 of Regulation M-A disclosure obligation, the relying party must expressly adopt the conclusion and analysis of the party that performed the Item 1014(b) analysis. Accordingly, please revise your fairness discussion to include such disclosure.

Response: We note the Staff’s comment and have revised disclosure in “FAIRNESS OF THE TRANSACTIONS” on page 25 to include disclosure contained elsewhere in “DETERMINATION OF CONSIDERATION BASED ON INDEPENDENT APPRAISALS—Determination of Consideration” regarding the consideration of the appraisals and adoption of the analyses contained therein by the VMS Filing Parties.
Determination of Consideration Based on Independent Appraisal, page 40
7.	We note your response to, and reissue in part, prior comment 15. Please explain the basis for your statement that VMS retained KTR. In that regard, we note that the appraisals are addressed to AIMCO and the compensation was paid by AIMCO.

Response: We note the Staff’s continued comment and point out that as the disclosure indicates, VMS, in a decision by its Managing General Partner, did in fact make the decision to retain KTR. The fact that the original appraisals were addressed to Aimco was an oversight by KTR who addressed them to Aimco as the ultimate parent company of the VMS Managing General Partner. This oversight has been remedied in the updated appraisals that are being filed as exhibits to the Amendment to Schedule 13E-3 accompanying this letter which are described in “DETERMINATION OF CONSIDERATION BASED ON INDEPENDENT APPRAISALS.” As previously discussed with the Staff, and as described under “DETERMINATION OF CONSIDERATION BASED ON INDEPENDENT APPRAISALS — Compensation of Appraiser,” as the appraisals

Mr. Michael Pressman
January 16, 2007

would not have been necessary in sales to unrelated parties, and as part of the discussions amongst the VMS Related Parties in establishing the parameters of the Affiliated Contribution, it was agreed that Aimco Properties, LLC would pay the appraisal fees.
The Transactions, page 51
8.	We note your response to prior comment 17. It appears that the valuations prepared by AIMCO underlie the related parties’ fairness determinations. Accordingly, we believe the internal valuations should be disclosed and discussed in your fairness section.

Response: We note the Staff’s comment and have revised disclosure in “FAIRNESS OF THE TRANSACTIONS” beginning on page 24 in response to this comment.

9.	We note your response to prior comment 18. Based on the arguments provided in your response, we are unable to concur that the appraisals are not materially related to the Rule 13e-3 transaction. Please provide the disclosure required by Item 1015 of Regulation M-A for each appraisal. In the alternative, please explain why you believe such disclosure is not required by Item 1015 of Regulation M-A.

Response: We note the Staff’s comments and have revised the disclosure beginning on page 57 to provide the requested disclosure as relates to the broker estimates of value. In addition, we filed the reports delivered by CB Richard Ellis in connection therewith as exhibits to the Schedule 13E-3 accompanying this filing.

If you have any questions regarding these responses, please do not hesitate to call the undersigned or Paul J. Nozick at (404) 881-7000.

Very truly yours,

/s/ R. DAVID PATTON

R. David Patton

cc:	Derek S. McCandless
Paul J. Nozick
Gregory M. Chait